Litigations - Contingencies related to Samarco accident (Details) R$ in Millions, $ in Millions, $ in Billions			12 Months Ended
	Feb. 07, 2020 USD ($)	Apr. 23, 2019 company individual	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CAD ($) individual	Dec. 31, 2016 BRL (R$) individual	Dec. 31, 2016 USD ($) individual
Litigation
Contingencies
Loss on settlement | $	$ 25
Public civil claim filed by the Federal Government and others
Contingencies
Damages sought			R$ 20,200	$ 5,300
Public Civil Lawsuit by Federal Government
Contingencies
Damages sought						R$ 20,200	$ 5,300
Public civil action filed by Federal Prosecution Office
Contingencies
Damages sought			R$ 155,000	$ 40,500	$ 155		$ 40,500
Criminal lawsuit
Contingencies
Number of defendants named in a legal action					22	22	22
Number of defendants whose criminal charges were dismissed		1
Number of companies which charges were withdrawn together with Samarco | company		2
Number of executives whose criminal accusation remained unaltered		1
Period to present a list of questions to be put together with the international cooperation for the testimony of the accusation witnesses residing in Canada		60 days